Investment Properties - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Beginning balance		$ 1,694,136
Ending balance		8,689,946	$ 1,694,136
Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		433,733
Ending balance		336,658	433,733
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,260,403
Ending balance		8,353,288	1,260,403
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,820,826	3,137,531
Increases		9,977,642	247,628
Decrease		26,330	46,210
Transfers	[1]	(2,743,303)	(1,517,993)
Exchange differences		(4)	(130)
Ending balance			1,820,826
Cost [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		$ 449,989	$ 647,497
Total life estimated in years		50 years	50 years
Increases		$ 1,156
Transfers	[1]	(54,526)	$ (197,508)
Ending balance			449,989
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		$ 1,370,837	$ 2,490,034
Total life estimated in years		50 years	50 years
Increases		$ 9,976,486	$ 247,628
Decrease		26,330	46,210
Transfers	[1]	(2,688,777)	(1,320,485)
Exchange differences		(4)	(130)
Ending balance			1,370,837
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		126,690	255,579
Decrease		2,297	7,571
Depreciation for the fiscal year		181,754	70,087
Transfers	[1]	32,738	(191,405)
Ending balance		338,885	126,690
Accumulated depreciation and amortisation [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		16,256	106,305
Depreciation for the fiscal year		5,268	6,580
Transfers	[1]	38,437	(96,629)
Ending balance		59,961	16,256
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		110,434	149,274
Decrease		2,297	7,571
Depreciation for the fiscal year		176,486	63,507
Transfers	[1]	(5,699)	(94,776)
Ending balance		$ 278,924	$ 110,434

[1]	During the fiscal year 2022, under this item transfers were made to non-current assets held for sale.